Income Taxes - Schedule the current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive (loss) income (Detail)
¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current tax expenses	¥ 196,233		¥ 227,415	¥ 131,186
Deferred tax (benefits) expenses	43,178		(120,611)	(35,151)
Total	¥ 239,411	$ 32,799	¥ 106,804	¥ 96,035